Share capital warrants and subscription receipts - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2024 yr $ / shares	Nov. 30, 2024 yr $ / shares	Nov. 30, 2023 yr $ / shares	Nov. 30, 2023 yr $ / shares
US$
Options granted
Risk-free interest rate	4.06%	4.06%	3.92%	3.92%
Expected volatility	91.50%	91.50%	62.00%	62.00%
Average option life in years | yr	9.65	9.65	9.5	9.5
Grant-date share price | $ / shares	$ 1.26		$ 3.8
Option exercise price | $ / shares	$ 1.26		$ 3.8
CA$
Options granted
Risk-free interest rate	3.23%	3.23%	3.33%	3.33%
Expected volatility	92.30%	92.30%	64.30%	64.30%
Average option life in years | yr	9.65	9.65	9.5	9.5
Grant-date share price | (per share)	$ 1.25	$ 1.75	$ 3.8	$ 5.16
Option exercise price | (per share)	$ 1.25	$ 1.75	$ 3.8	$ 5.16